OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 696	$ 658
Government authorities	570	967
Others	175	385
Total other accounts receivable and prepaid expenses	$ 1,441	$ 2,010